Time charter revenues and related contract balances (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017	Sep. 30, 2018		Sep. 30, 2017	Dec. 31, 2017
Lease revenues, excluding amortization		$ 22,776			$ 66,921
Time charter service revenues, excluding amortization		15,441			43,490
Amortization of above market contract intangibles		(916)		$ (915)	(2,716)		$ (2,716)	$ (3,631)
Amortization of deferred revenue for modifications & drydock		0			0
Other revenue		3		0	1,103		0
Total revenues		37,304		35,856	108,798		105,957
Majority held FSRUs [Member]
Lease revenues, excluding amortization		22,776			66,921
Time charter service revenues, excluding amortization		15,441			43,490
Amortization of above market contract intangibles		(916)			(2,716)			(3,631)
Amortization of deferred revenue for modifications & drydock		0			0
Other revenue	[1]	3			1,103	[2]
Total revenues		37,304	[3]	35,856	108,798	[3]	105,957
Joint venture FSRUs [Member]
Lease revenues, excluding amortization		6,476			19,215
Time charter service revenues, excluding amortization		3,412			11,068
Amortization of above market contract intangibles		0			0			0
Amortization of deferred revenue for modifications & drydock		574			1,750
Other revenue	[1]	0			0
Total revenues		10,462	[3]	(1,390)	32,033	[3]	19,758
Other [Member]
Lease revenues, excluding amortization		0			0
Time charter service revenues, excluding amortization		0			0
Amortization of above market contract intangibles		0			0			0
Amortization of deferred revenue for modifications & drydock		0			0
Other revenue	[1]	0			0
Total revenues		0	[3]	0	0	[3]	0
Total Segments reporting [Member]
Lease revenues, excluding amortization		29,252			86,136
Time charter service revenues, excluding amortization		18,853			54,558
Amortization of above market contract intangibles		(916)			(2,716)			(3,631)
Amortization of deferred revenue for modifications & drydock		574			1,750
Other revenue	[1]	3			1,103
Total revenues		47,766	[3]	34,466	140,831	[3]	125,715
Eliminations [Member]
Lease revenues, excluding amortization	[4]	(6,476)			(19,215)
Time charter service revenues, excluding amortization	[4]	(3,412)			(11,068)
Amortization of above market contract intangibles					0			$ 0
Amortization of deferred revenue for modifications & drydock	[4]	(574)			(1,750)
Other revenue			[5]		0	[1],[4]
Total revenues		$ (10,462)	[3],[4]		$ (32,033)	[3],[4]

[1]	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 4 and 14.
[2]	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during the third quarter of 2018. Refer to notes 5 and 14.
[3]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.
[4]	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.
[5]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.